CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest and dividend income:
Loans, including fees	$ 49,272	$ 46,544	$ 44,396
Securities:
Taxable interest	3,183	3,376	3,130
Tax-exempt interest	56	56	77
Dividends	713	676	435
Other	763	2,259	88
Total interest and dividend income	53,987	52,911	48,126
Interest expense:
Deposits	7,497	6,580	5,603
Federal Home Loan Bank advances	3,348	3,310	2,969
Subordinated debt and other borrowings	236	193	329
Total interest expense	11,081	10,083	8,901
Net interest income	42,906	42,828	39,225
Provision for loan losses	661	2,190	2,509
Net interest income after provision for loan losses	42,245	40,638	36,716
Noninterest income:
Service fees	6,912	6,453	6,726
Wealth management fees	548	1,209	1,204
Increase in cash surrender value of bank-owned life insurance	613	570	618
Net gain on sale of securities	0	55	146
Mortgage banking	1,519	1,203	721
Net gain on derivatives	0	62	50
Net gain on sale of investment in affiliate	0	5,263	0
Net loss on disposal of equipment	(4)	(92)	(47)
Other	1,573	871	903
Total noninterest income	11,161	15,594	10,321
Noninterest expenses:
Salaries and employee benefits	20,730	20,363	19,903
Occupancy and equipment	6,818	6,793	7,409
Computer and electronic banking services	5,271	5,580	5,629
Outside professional services	1,499	1,668	1,872
Marketing and advertising	709	755	964
Supplies	502	554	586
FDIC deposit insurance and regulatory assessments	755	932	1,015
Contribution to SI Financial Group Foundation	0	500	0
Core deposit intangible amortization	601	602	601
Other real estate operations	743	350	538
Other	2,167	1,901	2,068
Total noninterest expenses	39,795	39,998	40,585
Income before income tax provision	13,611	16,234	6,452
Income tax provision	8,369	4,924	2,104
Net income	$ 5,242	$ 11,310	$ 4,348
Earnings per share:
Basic	$ 0.44	$ 0.96	$ 0.36
Diluted	$ 0.44	$ 0.95	$ 0.36